Unaudited Condensed Consolidated Statement of Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Statement of Stockholders' Equity [Abstract]
Net income attributable to redeemable non-controlling interests	$ 10,524	$ 9,187	$ 11,359	$ 11,732